ASSETS (Details 3) - USD ($)	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Assets Details
Remainder of 2016	$ 310,000
2017	651,000
2018	651,000
2019	651,000
2020	651,000
Thereafter	2,666,000
Total	$ 5,580,000	$ 5,300,859	$ 1,055,372